UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (57.1%)[1]
Consumer Discretionary (5.8%)
McDonald's Corp.	585,974	38,598
Walt Disney Co.	1,060,498	33,406
Comcast Corp. Class A	1,540,001	26,750
Home Depot Inc.	916,988	25,740
* Amazon.com Inc.	185,475	20,265
Target Corp.	402,548	19,793
* Ford Motor Co.	1,840,345	18,551
Time Warner Inc.	621,244	17,960
* DIRECTV Class A	497,132	16,863
Lowe's Cos. Inc.	782,040	15,969
News Corp. Class A	1,224,276	14,642
NIKE Inc. Class B	210,752	14,236
Viacom Inc. Class B	333,621	10,466
Time Warner Cable Inc.	193,126	10,058
Yum! Brands Inc.	255,697	9,982
Starbucks Corp.	401,251	9,750
Johnson Controls Inc.	358,904	9,644
TJX Cos. Inc.	224,544	9,420
* Kohl's Corp.	167,641	7,963
Staples Inc.	391,096	7,450
Carnival Corp.	239,888	7,254
Best Buy Co. Inc.	185,910	6,295
Coach Inc.	168,816	6,170
Omnicom Group Inc.	165,422	5,674
* Discovery Communications Inc. Class A	153,959	5,498
* Bed Bath & Beyond Inc.	144,456	5,356
Gap Inc.	250,010	4,865
McGraw-Hill Cos. Inc.	171,205	4,818
CBS Corp. Class B	372,338	4,814
* priceline.com Inc.	25,136	4,437
Stanley Black & Decker Inc.	83,661	4,226
Mattel Inc.	199,091	4,213
Starwood Hotels & Resorts Worldwide Inc.	100,287	4,155
Marriott International Inc. Class A	136,719	4,093
Macy's Inc.	223,396	3,999
* O'Reilly Automotive Inc.	77,431	3,683
Whirlpool Corp.	41,806	3,671
Genuine Parts Co.	89,709	3,539
VF Corp.	49,330	3,511
Ross Stores Inc.	64,512	3,438
Fortune Brands Inc.	85,331	3,343
* AutoZone Inc.	16,506	3,189
Ltd Brands Inc.	141,884	3,131
Darden Restaurants Inc.	78,279	3,041
* Apollo Group Inc. Class A	70,304	2,986
Nordstrom Inc.	90,994	2,929
H&R Block Inc.	184,506	2,895
JC Penney Co. Inc.	132,302	2,842
Family Dollar Stores Inc.	75,324	2,839

	Harley-Davidson Inc.	125,397	2,788
	Wynn Resorts Ltd.	35,568	2,713
	Hasbro Inc.	65,999	2,713
	International Game Technology	164,724	2,586
	Tiffany & Co.	66,209	2,510
*	Urban Outfitters Inc.	67,657	2,327
	Polo Ralph Lauren Corp. Class A	31,344	2,287
	Newell Rubbermaid Inc.	149,609	2,190
	Expedia Inc.	111,149	2,087
	Wyndham Worldwide Corp.	98,643	1,987
	Scripps Networks Interactive Inc. Class A	48,801	1,969
*	Interpublic Group of Cos. Inc.	270,911	1,932
*	CarMax Inc.	96,562	1,922
	DeVry Inc.	35,276	1,852
*,^ Sears Holdings Corp.		26,801	1,733
	Gannett Co. Inc.	126,539	1,703
	Leggett & Platt Inc.	84,054	1,686
*	GameStop Corp. Class A	87,468	1,643
	Abercrombie & Fitch Co.	47,891	1,470
*	Big Lots Inc.	45,715	1,467
	DR Horton Inc.	148,268	1,457
*	Pulte Group Inc.	172,178	1,426
	RadioShack Corp.	71,479	1,395
	Washington Post Co. Class B	3,183	1,307
*	Goodyear Tire & Rubber Co.	123,465	1,227
	Lennar Corp. Class A	80,933	1,126
*	Harman International Industries Inc.	34,287	1,025
*,^ AutoNation Inc.		51,617	1,006
	Meredith Corp.	24,791	772
*	Eastman Kodak Co.	156,319	678
*	Office Depot Inc.	155,150	627
*	New York Times Co. Class A	64,734	560
			512,581
Consumer Staples (6.6%)
	Procter & Gamble Co.	1,562,091	93,694
	Coca-Cola Co.	1,251,987	62,750
	Wal-Mart Stores Inc.	1,131,067	54,370
	PepsiCo Inc.	878,138	53,523
	Philip Morris International Inc.	1,008,917	46,249
	Kraft Foods Inc.	943,076	26,406
	Altria Group Inc.	1,123,837	22,522
	CVS Caremark Corp.	743,460	21,798
	Colgate-Palmolive Co.	266,178	20,964
	Walgreen Co.	535,933	14,309
	Kimberly-Clark Corp.	224,665	13,621
	Costco Wholesale Corp.	236,250	12,954
	General Mills Inc.	357,516	12,699
	Sysco Corp.	323,800	9,251
	Archer-Daniels-Midland Co.	352,355	9,098
	HJ Heinz Co.	173,407	7,495
	Kellogg Co.	140,618	7,073
	Kroger Co.	356,596	7,021
	Avon Products Inc.	233,851	6,197
	Lorillard Inc.	85,611	6,162
	ConAgra Foods Inc.	241,029	5,621
	Mead Johnson Nutrition Co.	108,884	5,457
	Sara Lee Corp.	368,414	5,195

Dr Pepper Snapple Group Inc.	133,765	5,001
Clorox Co.	77,120	4,794
Reynolds American Inc.	91,785	4,784
Coca-Cola Enterprises Inc.	174,709	4,518
Hershey Co.	90,092	4,318
Safeway Inc.	207,919	4,088
JM Smucker Co.	66,275	3,991
Campbell Soup Co.	105,683	3,787
Estee Lauder Cos. Inc. Class A	63,062	3,514
Molson Coors Brewing Co. Class B	82,856	3,510
* Whole Foods Market Inc.	90,207	3,249
Brown-Forman Corp. Class B	56,416	3,229
McCormick & Co. Inc.	70,406	2,673
Tyson Foods Inc. Class A	162,246	2,659
* Constellation Brands Inc. Class A	113,133	1,767
Hormel Foods Corp.	38,629	1,564
SUPERVALU Inc.	109,162	1,183
* Dean Foods Co.	100,096	1,008
		584,066
Energy (6.1%)
Exxon Mobil Corp.	2,777,167	158,493
Chevron Corp.	1,090,322	73,989
ConocoPhillips	805,682	39,551
Schlumberger Ltd.	647,930	35,856
Occidental Petroleum Corp.	440,677	33,998
Apache Corp.	182,209	15,340
Devon Energy Corp.	240,600	14,657
EOG Resources Inc.	138,386	13,613
Marathon Oil Corp.	388,997	12,094
Halliburton Co.	488,455	11,991
Anadarko Petroleum Corp.	266,363	9,613
Baker Hughes Inc.	230,088	9,565
Hess Corp.	159,554	8,032
National Oilwell Varco Inc.	229,503	7,590
Chesapeake Energy Corp.	349,591	7,324
* Southwestern Energy Co.	188,714	7,292
Spectra Energy Corp.	355,438	7,134
Noble Energy Inc.	96,108	5,798
Williams Cos. Inc.	316,599	5,787
Peabody Energy Corp.	145,999	5,713
Valero Energy Corp.	303,426	5,456
Murphy Oil Corp.	102,617	5,085
Smith International Inc.	132,136	4,975
* Cameron International Corp.	129,496	4,211
El Paso Corp.	375,251	4,169
Consol Energy Inc.	119,154	4,023
Pioneer Natural Resources Co.	61,077	3,631
* FMC Technologies Inc.	65,842	3,467
Range Resources Corp.	84,784	3,404
* Denbury Resources Inc.	214,828	3,145
* Nabors Industries Ltd.	151,361	2,667
^ Diamond Offshore Drilling Inc.	37,411	2,327
Sunoco Inc.	65,864	2,290
Helmerich & Payne Inc.	57,382	2,096
Cabot Oil & Gas Corp.	55,305	1,732
Massey Energy Co.	52,314	1,431
* Rowan Cos. Inc.	63,232	1,387

Tesoro Corp.	74,877	874
		539,800
Financials (9.3%)
JPMorgan Chase & Co.	2,158,094	79,008
Bank of America Corp.	5,442,307	78,206
Wells Fargo & Co.	2,825,865	72,342
* Berkshire Hathaway Inc. Class B	897,656	71,534
* Citigroup Inc.	12,248,843	46,056
Goldman Sachs Group Inc.	280,626	36,838
American Express Co.	649,678	25,792
US Bancorp	1,037,465	23,187
Morgan Stanley	754,738	17,517
MetLife Inc.	443,503	16,747
Bank of New York Mellon Corp.	652,676	16,115
PNC Financial Services Group Inc.	283,843	16,037
Prudential Financial Inc.	254,513	13,657
Travelers Cos. Inc.	271,733	13,383
Simon Property Group Inc.	156,479	12,636
Aflac Inc.	256,765	10,956
CME Group Inc.	35,633	10,032
BB&T Corp.	374,149	9,844
Capital One Financial Corp.	242,791	9,785
State Street Corp.	267,389	9,043
Chubb Corp.	179,682	8,986
Allstate Corp.	294,171	8,452
Charles Schwab Corp.	523,419	7,422
Franklin Resources Inc.	82,045	7,071
Progressive Corp.	370,555	6,937
Marsh & McLennan Cos. Inc.	290,344	6,547
Public Storage	72,943	6,412
Loews Corp.	190,882	6,358
Equity Residential	151,198	6,296
T Rowe Price Group Inc.	141,033	6,260
SunTrust Banks Inc.	268,666	6,260
Vornado Realty Trust	85,531	6,240
Northern Trust Corp.	132,202	6,174
AON Corp.	144,801	5,375
Boston Properties Inc.	74,437	5,310
Fifth Third Bancorp	427,225	5,251
Hartford Financial Services Group Inc.	236,618	5,236
Ameriprise Financial Inc.	141,625	5,117
HCP Inc.	154,809	4,993
Host Hotels & Resorts Inc.	349,954	4,717
* IntercontinentalExchange Inc.	39,420	4,456
Regions Financial Corp.	636,229	4,186
Discover Financial Services	298,432	4,172
Invesco Ltd.	247,745	4,170
AvalonBay Communities Inc.	44,516	4,156
Principal Financial Group Inc.	176,526	4,138
Ventas Inc.	86,395	4,056
Unum Group	186,615	4,050
Lincoln National Corp.	163,131	3,962
NYSE Euronext	141,165	3,900
KeyCorp	480,993	3,699
M&T Bank Corp.	42,761	3,633
* Genworth Financial Inc. Class A	268,487	3,509
Comerica Inc.	92,737	3,416

Hudson City Bancorp Inc.	253,855	3,107
Plum Creek Timber Co. Inc.	89,681	3,097
XL Capital Ltd. Class A	183,517	2,938
Kimco Realty Corp.	210,545	2,830
Health Care REIT Inc.	65,102	2,742
* SLM Corp.	262,701	2,729
People's United Financial Inc.	194,985	2,632
* American International Group Inc.	75,497	2,600
Legg Mason Inc.	90,170	2,527
ProLogis	248,544	2,518
Torchmark Corp.	48,433	2,398
Cincinnati Financial Corp.	90,432	2,340
Assurant Inc.	61,420	2,131
Moody's Corp.	106,035	2,112
Huntington Bancshares Inc.	370,547	2,053
Marshall & Ilsley Corp.	271,728	1,951
* CB Richard Ellis Group Inc. Class A	139,339	1,896
* Leucadia National Corp.	97,011	1,893
Zions Bancorporation	82,192	1,773
* First Horizon National Corp.	133,373	1,527
* NASDAQ OMX Group Inc.	75,596	1,344
Apartment Investment & Management Co.	61,692	1,195
* E*Trade Financial Corp.	99,173	1,172
Federated Investors Inc. Class B	47,982	994
Janus Capital Group Inc.	82,528	733
		822,864
Health Care (6.9%)
Johnson & Johnson	1,496,155	88,363
Pfizer Inc.	4,385,461	62,537
Merck & Co. Inc.	1,690,523	59,118
Abbott Laboratories	840,084	39,299
* Amgen Inc.	522,821	27,500
Bristol-Myers Squibb Co.	927,531	23,133
Medtronic Inc.	600,489	21,780
Eli Lilly & Co.	548,100	18,361
UnitedHealth Group Inc.	621,816	17,660
* Gilead Sciences Inc.	483,621	16,578
* Express Scripts Inc.	297,850	14,005
* Medco Health Solutions Inc.	250,397	13,792
Baxter International Inc.	326,763	13,280
* Celgene Corp.	249,319	12,670
* WellPoint Inc.	234,575	11,478
* Thermo Fisher Scientific Inc.	223,968	10,986
Allergan Inc.	168,867	9,838
McKesson Corp.	145,886	9,798
Becton Dickinson and Co.	128,125	8,664
Stryker Corp.	152,379	7,628
* Genzyme Corp.	143,694	7,295
* Biogen Idec Inc.	145,271	6,893
* Intuitive Surgical Inc.	20,996	6,627
Cardinal Health Inc.	196,820	6,615
* St. Jude Medical Inc.	174,621	6,302
Aetna Inc.	232,372	6,130
* Zimmer Holdings Inc.	112,680	6,090
* Hospira Inc.	89,333	5,132
AmerisourceBergen Corp. Class A	158,499	5,032
* Boston Scientific Corp.	826,551	4,794

CIGNA Corp.	148,178	4,602
* Forest Laboratories Inc.	164,296	4,507
* Life Technologies Corp.	95,220	4,499
* Laboratory Corp. of America Holdings	58,386	4,399
* Humana Inc.	93,841	4,286
Quest Diagnostics Inc.	85,390	4,250
CR Bard Inc.	53,123	4,119
* Varian Medical Systems Inc.	70,245	3,672
* DaVita Inc.	56,278	3,514
* Waters Corp.	52,144	3,374
* Millipore Corp.	28,880	3,080
* Mylan Inc.	171,354	2,920
* Cerner Corp.	36,841	2,796
DENTSPLY International Inc.	83,736	2,505
* Watson Pharmaceuticals Inc.	58,382	2,369
* Cephalon Inc.	41,167	2,336
* CareFusion Corp.	100,770	2,287
* Coventry Health Care Inc.	86,662	1,532
PerkinElmer Inc.	71,585	1,480
Patterson Cos. Inc.	51,573	1,471
* King Pharmaceuticals Inc.	135,881	1,031
* Tenet Healthcare Corp.	237,336	1,030
		613,437
Industrials (5.9%)
General Electric Co.	5,787,137	83,450
United Technologies Corp.	508,975	33,037
United Parcel Service Inc. Class B	538,866	30,656
3M Co.	385,113	30,420
Boeing Co.	410,554	25,762
Caterpillar Inc.	337,571	20,278
Union Pacific Corp.	273,426	19,006
Emerson Electric Co.	407,729	17,814
Honeywell International Inc.	413,989	16,158
Lockheed Martin Corp.	170,970	12,737
Deere & Co.	228,715	12,735
General Dynamics Corp.	208,764	12,225
FedEx Corp.	171,029	11,991
Norfolk Southern Corp.	201,576	10,694
CSX Corp.	214,046	10,623
Danaher Corp.	284,188	10,549
Raytheon Co.	204,231	9,883
Northrop Grumman Corp.	164,158	8,937
Illinois Tool Works Inc.	211,209	8,719
Waste Management Inc.	260,938	8,165
Precision Castparts Corp.	76,806	7,905
PACCAR Inc.	196,429	7,832
Cummins Inc.	111,266	7,247
Eaton Corp.	89,167	5,835
Republic Services Inc. Class A	173,464	5,157
CH Robinson Worldwide Inc.	92,310	5,138
Parker Hannifin Corp.	87,345	4,844
Rockwell Collins Inc.	86,480	4,595
Southwest Airlines Co.	411,511	4,572
ITT Corp.	100,353	4,508
L-3 Communications Holdings Inc.	63,539	4,501
Goodrich Corp.	66,639	4,415
Dover Corp.	103,987	4,346

Fluor Corp.	95,923	4,077
Expeditors International of Washington Inc.	117,713	4,062
Rockwell Automation Inc.	78,735	3,865
Fastenal Co.	72,320	3,630
WW Grainger Inc.	34,633	3,444
* Stericycle Inc.	48,176	3,159
Roper Industries Inc.	49,893	2,792
Flowserve Corp.	29,916	2,537
Pitney Bowes Inc.	113,612	2,495
Textron Inc.	145,542	2,470
* Jacobs Engineering Group Inc.	65,179	2,375
Iron Mountain Inc.	102,897	2,311
* Quanta Services Inc.	110,429	2,280
Pall Corp.	65,017	2,235
Equifax Inc.	73,703	2,068
Masco Corp.	191,698	2,063
Robert Half International Inc.	83,335	1,962
Dun & Bradstreet Corp.	28,672	1,924
RR Donnelley & Sons Co.	113,225	1,853
Cintas Corp.	73,358	1,758
Avery Dennison Corp.	54,653	1,756
Snap-On Inc.	33,284	1,362
Ryder System Inc.	31,930	1,284
		522,496
Information Technology (10.7%)
* Apple Inc.	493,813	124,209
Microsoft Corp.	4,137,116	95,195
International Business Machines Corp.	695,534	85,885
* Cisco Systems Inc.	3,097,171	66,001
Intel Corp.	3,016,806	58,677
* Google Inc. Class A	131,030	58,302
Hewlett-Packard Co.	1,270,919	55,005
Oracle Corp.	2,124,074	45,583
QUALCOMM Inc.	894,874	29,388
* EMC Corp.	1,113,661	20,380
Visa Inc. Class A	244,308	17,285
Texas Instruments Inc.	669,220	15,579
Corning Inc.	842,823	13,612
* eBay Inc.	608,495	11,933
* Dell Inc.	931,968	11,240
Automatic Data Processing Inc.	276,191	11,120
Mastercard Inc. Class A	52,209	10,417
* Yahoo! Inc.	642,646	8,888
Applied Materials Inc.	731,827	8,797
* Motorola Inc.	1,260,297	8,217
* Cognizant Technology Solutions Corp. Class A	161,343	8,077
Broadcom Corp. Class A	236,043	7,782
* Adobe Systems Inc.	288,002	7,612
* NetApp Inc.	186,111	6,944
* Juniper Networks Inc.	287,042	6,550
* Intuit Inc.	174,316	6,061
* Symantec Corp.	430,640	5,977
Xerox Corp.	727,626	5,850
Western Union Co.	377,025	5,621
* Agilent Technologies Inc.	191,743	5,451
* Salesforce.com Inc.	60,223	5,168
* SanDisk Corp.	122,437	5,151

	Fidelity National Information Services Inc.	172,151	4,617
	Paychex Inc.	176,493	4,584
	Analog Devices Inc.	158,050	4,403
*	Citrix Systems Inc.	100,691	4,252
	Altera Corp.	162,257	4,026
*	Micron Technology Inc.	473,052	4,016
	CA Inc.	218,109	4,013
*	Fiserv Inc.	84,705	3,868
	Computer Sciences Corp.	84,887	3,841
*	Akamai Technologies Inc.	94,530	3,835
	Xilinx Inc.	147,869	3,735
	Amphenol Corp. Class A	94,454	3,710
*	Western Digital Corp.	122,545	3,696
*	BMC Software Inc.	99,132	3,433
	Linear Technology Corp.	122,798	3,415
*	Autodesk Inc.	125,769	3,064
*,^ First Solar Inc.		26,789	3,049
*	NVIDIA Corp.	297,770	3,040
	Harris Corp.	72,540	3,021
*	Red Hat Inc.	100,666	2,913
*	Teradata Corp.	94,437	2,878
	Microchip Technology Inc.	99,457	2,759
*	VeriSign Inc.	103,125	2,738
*	McAfee Inc.	86,617	2,661
*	Electronic Arts Inc.	179,342	2,583
	KLA-Tencor Corp.	91,579	2,553
*	SAIC Inc.	152,287	2,549
*	FLIR Systems Inc.	84,465	2,457
*	Advanced Micro Devices Inc.	314,666	2,303
	National Semiconductor Corp.	129,620	1,745
*	LSI Corp.	355,150	1,634
	Tellabs Inc.	236,476	1,511
*	Lexmark International Inc. Class A	44,635	1,474
	Molex Inc.	76,326	1,392
*	Novellus Systems Inc.	54,027	1,370
	Total System Services Inc.	99,692	1,356
	Jabil Circuit Inc.	100,769	1,340
*	MEMC Electronic Materials Inc.	126,239	1,247
*	QLogic Corp.	71,156	1,183
*	Teradyne Inc.	106,526	1,039
*	Novell Inc.	181,769	1,032
*	Compuware Corp.	128,257	1,024
*	JDS Uniphase Corp.	103,053	1,014
*	Monster Worldwide Inc.	67,579	787
			949,117
Materials (2.0%)
	EI du Pont de Nemours & Co.	489,589	16,935
	Newmont Mining Corp.	265,062	16,365
	Freeport-McMoRan Copper & Gold Inc.	254,647	15,057
	Dow Chemical Co.	619,793	14,702
	Monsanto Co.	295,618	13,664
	Praxair Inc.	166,040	12,617
	Air Products & Chemicals Inc.	115,205	7,466
	Nucor Corp.	172,397	6,599
	Ecolab Inc.	128,323	5,763
	PPG Industries Inc.	92,611	5,595
	Alcoa Inc.	544,462	5,477

International Paper Co.	232,723	5,267
Weyerhaeuser Co.	116,546	4,102
Sherwin-Williams Co.	52,449	3,629
Cliffs Natural Resources Inc.	71,532	3,373
Sigma-Aldrich Corp.	67,057	3,342
Vulcan Materials Co.	67,474	2,957
United States Steel Corp.	76,705	2,957
Airgas Inc.	43,973	2,735
Ball Corp.	49,708	2,626
* Owens-Illinois Inc.	95,099	2,515
Allegheny Technologies Inc.	55,014	2,431
CF Industries Holdings Inc.	37,589	2,385
FMC Corp.	39,558	2,272
Eastman Chemical Co.	40,082	2,139
MeadWestvaco Corp.	94,383	2,095
* Pactiv Corp.	72,229	2,012
International Flavors & Fragrances Inc.	44,728	1,897
Sealed Air Corp.	83,701	1,651
Bemis Co. Inc.	59,043	1,594
* Titanium Metals Corp.	49,032	863
AK Steel Holding Corp.	58,704	700
		173,782
Telecommunication Services (1.7%)
AT&T Inc.	3,207,029	77,578
Verizon Communications Inc.	1,532,279	42,935
* American Tower Corp. Class A	216,153	9,619
* Sprint Nextel Corp.	1,634,248	6,929
CenturyLink Inc.	162,155	5,401
Qwest Communications International Inc.	806,921	4,236
Windstream Corp.	251,965	2,661
^ Frontier Communications Corp.	173,520	1,234
* MetroPCS Communications Inc.	144,306	1,182
		151,775
Utilities (2.1%)
Southern Co.	444,384	14,789
Exelon Corp.	357,184	13,562
Dominion Resources Inc.	325,518	12,611
Duke Energy Corp.	712,289	11,397
NextEra Energy Inc.	226,156	11,027
Public Service Enterprise Group Inc.	279,556	8,758
American Electric Power Co. Inc.	261,228	8,438
PG&E Corp.	203,208	8,352
Entergy Corp.	103,824	7,436
Consolidated Edison Inc.	152,487	6,572
Sempra Energy	134,823	6,308
PPL Corp.	243,355	6,072
Progress Energy Inc.	150,402	5,899
FirstEnergy Corp.	166,935	5,881
Edison International	176,192	5,589
Xcel Energy Inc.	251,049	5,174
Questar Corp.	95,264	4,333
DTE Energy Co.	90,877	4,145
Constellation Energy Group Inc.	111,835	3,607
* AES Corp.	374,266	3,458
Wisconsin Energy Corp.	65,852	3,341
Ameren Corp.	130,158	3,094
* NRG Energy Inc.	140,442	2,979

CenterPoint Energy Inc.			217,533	2,863
EQT Corp.			74,299	2,685
Northeast Utilities			96,423	2,457
Oneok Inc.			55,230	2,389
SCANA Corp.			61,189	2,188
NiSource Inc.			149,874	2,173
Pinnacle West Capital Corp.			55,894	2,032
Pepco Holdings Inc.			125,256	1,964
Allegheny Energy Inc.			91,721	1,897
Integrys Energy Group Inc.			41,564	1,818
CMS Energy Corp.			121,571	1,781
TECO Energy Inc.			115,046	1,734
Nicor Inc.			20,862	845
				189,648
Total Common Stocks (Cost $3,611,210)				5,059,566
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (20.0%)[1]
U.S. Government Securities (20.0%)
United States Treasury Note/Bond	8.750%	8/15/20	28,890	43,353
United States Treasury Note/Bond	7.875%	2/15/21	19,205	27,514
United States Treasury Note/Bond	8.125%	8/15/21	23,500	34,405
United States Treasury Note/Bond	8.000%	11/15/21	66,515	96,821
United States Treasury Note/Bond	7.250%	8/15/22	28,629	39,924
United States Treasury Note/Bond	7.625%	11/15/22	18,300	26,295
United States Treasury Note/Bond	7.125%	2/15/23	22,978	31,839
United States Treasury Note/Bond	6.250%	8/15/23	57,165	74,162
United States Treasury Note/Bond	7.500%	11/15/24	28,500	41,379
United States Treasury Note/Bond	7.625%	2/15/25	16,827	24,738
United States Treasury Note/Bond	6.875%	8/15/25	27,380	38,020
United States Treasury Note/Bond	6.000%	2/15/26	31,982	41,237
United States Treasury Note/Bond	6.750%	8/15/26	18,000	25,006
United States Treasury Note/Bond	6.500%	11/15/26	15,805	21,487
United States Treasury Note/Bond	6.625%	2/15/27	13,826	19,048
United States Treasury Note/Bond	6.375%	8/15/27	19,700	26,561
United States Treasury Note/Bond	6.125%	11/15/27	50,471	66,496
United States Treasury Note/Bond	5.500%	8/15/28	16,119	19,950
United States Treasury Note/Bond	5.250%	11/15/28	15,553	18,744
United States Treasury Note/Bond	5.250%	2/15/29	15,790	19,027
United States Treasury Note/Bond	6.125%	8/15/29	26,067	34,669
United States Treasury Note/Bond	6.250%	5/15/30	43,823	59,360
United States Treasury Note/Bond	5.375%	2/15/31	40,029	49,323
United States Treasury Note/Bond	4.500%	2/15/36	69,614	77,065
United States Treasury Note/Bond	4.750%	2/15/37	42,434	48,819
United States Treasury Note/Bond	5.000%	5/15/37	38,704	46,227
United States Treasury Note/Bond	4.375%	2/15/38	44,036	47,717
United States Treasury Note/Bond	4.500%	5/15/38	57,951	64,054
United States Treasury Note/Bond	3.500%	2/15/39	68,680	63,937
United States Treasury Note/Bond	4.250%	5/15/39	88,000	93,266
United States Treasury Note/Bond	4.500%	8/15/39	109,100	120,453
United States Treasury Note/Bond	4.375%	11/15/39	115,600	125,083
United States Treasury Note/Bond	4.625%	2/15/40	114,700	129,253
United States Treasury Note/Bond	4.375%	5/15/40	68,100	73,824
Total U.S. Government and Agency Obligations (Cost $1,640,838)				1,769,056

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (22.8%)[1]
Money Market Fund (19.1%)
[2,3] Vanguard Market Liquidity Fund	0.286%		1,691,828,160	1,691,828

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.9%)
4 United States Treasury Bill	0.112%	9/9/10	169,425	169,374

Commercial Paper (1.8%)
Bank of America Corp.	0.521%	9/23/10	2,000	1,999
Commerzbank U.S. Finance Inc.	0.290%	7/1/10	20,000	20,000
Intesa Funding LLC	0.400%	7/1/10	35,000	35,000
Lloyds TSB Bank PLC	0.276%	7/26/10	20,000	19,996
Natixis US Finance Co	0.450%	7/19/10	30,700	30,693
Royal Bank of Scotland Group	0.450%	8/23/10	40,000	39,976
UBS Finance	0.385%	8/3/10	16,000	15,994
				163,658
Total Temporary Cash Investments (Cost $2,024,871)				2,024,860
Total Investments (99.9%) (Cost $7,276,919)				8,853,482
Other Assets and Liabilities-Net (0.1%)[3]				9,995
Net Assets (100%)				8,863,477

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,616,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock, U.S. government obligations, and temporary cash investment positions represent 77.9%, 22.6%, and -0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $7,841,000 of collateral received for securities on loan.
4 Securities with a value of $169,374,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Asset Allocation Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,059,566	—	—
U.S. Government and Agency Obligations	—	1,769,056	—
Temporary Cash Investments	1,691,828	333,032	—
Futures Contracts—Assets[1]	671	—	—
Futures Contracts—Liabilities[1]	(15,526)	—	—
Total	6,736,539	2,102,088	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use S&P 500 Index and U.S. Treasury futures contracts, with the objectives of maintaining full exposure to the stock and bond markets, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying securities while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of securities held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
S&P 500 Index	September 2010	4,113	1,055,601	(53,393)
30-Year U.S. Treasury Bond	September 2010	1,847	235,493	6,690
E-mini S&P 500 Index	September 2010	15,339	787,351	(35,121)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2010, the cost of investment securities for tax purposes was $7,276,919,000. Net unrealized appreciation of investment securities for tax purposes was $1,576,563,000, consisting of

Asset Allocation Fund

unrealized gains of $2,065,726,000 on securities that had risen in value since their purchase and $489,163,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Value Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)[1]
Consumer Discretionary (10.6%)
* Ford Motor Co.	590,900	5,956
Viacom Inc. Class B	156,053	4,895
Walt Disney Co.	84,600	2,665
Comcast Corp. Class A	143,189	2,487
Ltd Brands Inc.	111,110	2,452
Gannett Co. Inc.	142,400	1,917
Time Warner Inc.	61,466	1,777
DISH Network Corp. Class A	96,330	1,748
Home Depot Inc.	61,400	1,724
RadioShack Corp.	81,450	1,589
Newell Rubbermaid Inc.	102,200	1,496
* Big Lots Inc.	43,300	1,389
* Rent-A-Center Inc.	56,000	1,135
Time Warner Cable Inc.	21,700	1,130
Johnson Controls Inc.	36,540	982
News Corp. Class A	78,100	934
Gap Inc.	45,450	884
* TRW Automotive Holdings Corp.	30,968	854
* DIRECTV Class A	21,700	736
Jones Apparel Group Inc.	43,400	688
Comcast Corp.	41,300	679
Lowe's Cos. Inc.	30,400	621
Expedia Inc.	32,300	607
Bob Evans Farms Inc.	24,145	594
Regis Corp.	29,714	463
Scholastic Corp.	18,600	449
* Valassis Communications Inc.	13,400	425
Cracker Barrel Old Country Store Inc.	8,800	410
DR Horton Inc.	39,200	385
* Cabela's Inc.	26,700	378
Barnes & Noble Inc.	27,700	357
* Jo-Ann Stores Inc.	9,300	349
American Greetings Corp. Class A	18,480	347
* Genesco Inc.	13,100	345
* Interpublic Group of Cos. Inc.	46,100	329
* Ruby Tuesday Inc.	38,370	326
Macy's Inc.	17,900	320
* Beazer Homes USA Inc.	83,200	302
* Eastman Kodak Co.	56,077	243
Harte-Hanks Inc.	22,100	231
Wyndham Worldwide Corp.	11,300	228
* La-Z-Boy Inc.	28,775	214
* GameStop Corp. Class A	10,900	205
* Domino's Pizza Inc.	17,200	194
Cablevision Systems Corp. Class A	7,400	178
* Core-Mark Holding Co. Inc.	6,300	173
* Helen of Troy Ltd.	7,500	165
* Red Robin Gourmet Burgers Inc.	7,700	132
* Talbots Inc.	12,400	128

* Perry Ellis International Inc.	5,800	117
* Sonic Automotive Inc. Class A	12,800	110
* G-III Apparel Group Ltd.	4,730	108
* Quiksilver Inc.	27,100	100
Blyth Inc.	2,900	99
* Hawk Corp. Class A	2,900	74
* Career Education Corp.	2,800	64
Phillips-Van Heusen Corp.	1,379	64
* Conn's Inc.	4,913	29
Frisch's Restaurants Inc.	1,300	26
Books-A-Million Inc.	4,200	25
* Leapfrog Enterprises Inc.	4,720	19
* Brookfield Homes Corp.	1,700	11
* Hovnanian Enterprises Inc. Class A	3,100	11
* Bluegreen Corp.	2,400	7
Stewart Enterprises Inc. Class A	1,133	6
* Town Sports International Holdings Inc.	2,180	5
		48,090
Consumer Staples (7.4%)
Procter & Gamble Co.	87,959	5,276
CVS Caremark Corp.	173,300	5,081
Sara Lee Corp.	344,950	4,864
Del Monte Foods Co.	162,400	2,337
Tyson Foods Inc. Class A	113,400	1,859
Kraft Foods Inc.	58,618	1,641
SUPERVALU Inc.	114,400	1,240
Dr Pepper Snapple Group Inc.	31,672	1,184
Wal-Mart Stores Inc.	21,400	1,029
General Mills Inc.	26,800	952
Lorillard Inc.	12,700	914
Mead Johnson Nutrition Co.	17,146	859
Coca-Cola Co.	17,100	857
Reynolds American Inc.	15,600	813
Hershey Co.	16,600	796
Ruddick Corp.	21,200	657
Archer-Daniels-Midland Co.	21,800	563
Coca-Cola Enterprises Inc.	17,000	440
* Whole Foods Market Inc.	11,462	413
Altria Group Inc.	17,400	349
Nash Finch Co.	8,500	290
ConAgra Foods Inc.	9,800	228
* Seneca Foods Corp. Class A	5,600	181
PepsiCo Inc.	2,800	171
Spartan Stores Inc.	12,400	170
* NBTY Inc.	4,200	143
* Energizer Holdings Inc.	2,612	131
* American Oriental Bioengineering Inc.	24,500	62
* Alliance One International Inc.	14,600	52
Imperial Sugar Co.	4,700	47
Oil-Dri Corp. of America	420	10
Ingles Markets Inc. Class A	390	6
* HQ Sustainable Maritime Industries Inc.	500	2
		33,617
Energy (12.9%)
Exxon Mobil Corp.	195,800	11,174
Chevron Corp.	157,930	10,717
Marathon Oil Corp.	219,237	6,816

Apache Corp.	75,500	6,356
Williams Cos. Inc.	240,200	4,391
ConocoPhillips	85,890	4,216
Occidental Petroleum Corp.	52,400	4,043
Devon Energy Corp.	31,600	1,925
Anadarko Petroleum Corp.	34,800	1,256
Schlumberger Ltd.	21,480	1,189
* Rowan Cos. Inc.	51,060	1,120
* Newfield Exploration Co.	17,500	855
EOG Resources Inc.	7,100	698
Halliburton Co.	25,600	628
Spectra Energy Corp.	23,800	478
El Paso Corp.	42,200	469
Chesapeake Energy Corp.	19,000	398
Murphy Oil Corp.	6,100	302
* Oil States International Inc.	7,054	279
Valero Energy Corp.	14,840	267
* Stone Energy Corp.	21,400	239
* USEC Inc.	40,020	191
* Tetra Technologies Inc.	18,933	172
* International Coal Group Inc.	32,860	127
* Atwood Oceanics Inc.	4,600	117
Gulf Island Fabrication Inc.	6,500	101
Cimarex Energy Co.	1,300	93
* Green Plains Renewable Energy Inc.	7,800	80
* PHI Inc.	3,800	54
Massey Energy Co.	1,674	46
* Gulfport Energy Corp.	3,400	40
* Bolt Technology Corp.	3,800	33
* ATP Oil & Gas Corp.	2,260	24
		58,894
Financials (27.2%)
JPMorgan Chase & Co.	455,540	16,677
Bank of America Corp.	810,676	11,649
Wells Fargo & Co.	298,623	7,645
Goldman Sachs Group Inc.	55,617	7,301
Travelers Cos. Inc.	146,955	7,238
Prudential Financial Inc.	105,200	5,645
Unum Group	195,499	4,242
Ameriprise Financial Inc.	105,620	3,816
PNC Financial Services Group Inc.	62,229	3,516
* Citigroup Inc.	920,514	3,461
Loews Corp.	97,800	3,258
US Bancorp	133,700	2,988
* Berkshire Hathaway Inc. Class B	29,000	2,311
Platinum Underwriters Holdings Ltd.	55,830	2,026
American Financial Group Inc.	66,920	1,828
American Express Co.	44,300	1,759
PartnerRe Ltd.	25,060	1,758
SL Green Realty Corp.	31,200	1,717
Hospitality Properties Trust	79,700	1,682
Allied World Assurance Co. Holdings Ltd.	35,590	1,615
* CNA Financial Corp.	60,700	1,552
Assurant Inc.	43,300	1,503
Aspen Insurance Holdings Ltd.	57,945	1,434
CommonWealth REIT	198,000	1,230
Endurance Specialty Holdings Ltd.	32,600	1,223

Chubb Corp.	19,900	995
Capital One Financial Corp.	23,800	959
Validus Holdings Ltd.	38,000	928
* AmeriCredit Corp.	47,700	869
M&T Bank Corp.	9,900	841
Morgan Stanley	34,300	796
Reinsurance Group of America Inc. Class A	17,300	791
Bank of New York Mellon Corp.	31,700	783
Hudson City Bancorp Inc.	62,800	769
Franklin Resources Inc.	8,800	758
New York Community Bancorp Inc.	48,200	736
Montpelier Re Holdings Ltd.	47,800	714
Mercury General Corp.	15,100	626
MetLife Inc.	16,400	619
Unitrin Inc.	23,400	599
BlackRock Inc.	4,000	574
Bank of Hawaii Corp.	11,400	551
Vornado Realty Trust	7,159	522
Cash America International Inc.	15,100	517
BB&T Corp.	19,400	510
* World Acceptance Corp.	12,700	487
Medical Properties Trust Inc.	51,300	484
Nelnet Inc. Class A	23,700	457
Ventas Inc.	9,700	455
First Financial Bancorp	29,700	444
* CNO Financial Group Inc.	83,950	416
Annaly Capital Management Inc.	23,900	410
Macerich Co.	10,864	405
BOK Financial Corp.	8,300	394
Simon Property Group Inc.	4,710	380
Torchmark Corp.	7,400	366
Protective Life Corp.	16,640	356
Highwoods Properties Inc.	12,000	333
Brandywine Realty Trust	30,600	329
Argo Group International Holdings Ltd.	8,800	269
Sun Communities Inc.	9,700	252
Alterra Capital Holdings Ltd.	13,313	250
RenaissanceRe Holdings Ltd.	4,400	248
* Ashford Hospitality Trust Inc.	32,800	240
NYSE Euronext	7,500	207
Mid-America Apartment Communities Inc.	3,900	201
Oriental Financial Group Inc.	15,690	199
Banco Latinoamericano de Comercio Exterior SA	14,400	180
Allstate Corp.	5,800	167
* Encore Capital Group Inc.	7,846	162
Commerce Bancshares Inc.	4,410	159
Ramco-Gershenson Properties Trust	14,672	148
Solar Capital Ltd.	6,300	121
Mission West Properties Inc.	17,198	117
* SLM Corp.	11,200	116
Republic Bancorp Inc.	5,100	114
Agree Realty Corp.	3,940	92
Jefferies Group Inc.	4,200	89
* OmniAmerican Bancorp Inc.	7,700	87
International Bancshares Corp.	5,200	87
Associated Estates Realty Corp.	6,400	83
Fifth Third Bancorp	6,200	76
Equity Residential	1,800	75

	Northrim BanCorp Inc.	4,800	74
*	American Safety Insurance Holdings Ltd.	4,600	72
	Pennsylvania Real Estate Investment Trust	5,167	63
	Advance America Cash Advance Centers Inc.	14,400	59
*	First Industrial Realty Trust Inc.	11,300	54
	Student Loan Corp.	2,200	53
*	Dollar Financial Corp.	2,600	51
	Century Bancorp Inc. Class A	2,300	51
	Enterprise Bancorp Inc.	4,700	48
*	Penson Worldwide Inc.	8,429	48
	First Defiance Financial Corp.	4,900	44
	U-Store-It Trust	5,200	39
*	Arch Capital Group Ltd.	500	37
*,^ China Housing & Land Development Inc.		15,000	35
	ESB Financial Corp.	2,523	33
	Porter Bancorp Inc.	1,890	24
	TICC Capital Corp.	2,200	19
	Great Southern Bancorp Inc.	900	18
	Wilber Corp.	2,842	17
	Apartment Investment & Management Co.	800	16
	German American Bancorp Inc.	1,000	15
	Alliance Financial Corp.	500	14
	NYMAGIC Inc.	700	14
	Jones Lang LaSalle Inc.	200	13
*	Primus Guaranty Ltd.	3,500	13
	Douglas Emmett Inc.	900	13
	Weingarten Realty Investors	600	11
	California First National Bancorp	713	9
	Bar Harbor Bankshares	200	5
	One Liberty Properties Inc.	227	3
			123,951
Health Care (10.1%)
	Pfizer Inc.	794,295	11,327
*	Forest Laboratories Inc.	160,200	4,394
	Merck & Co. Inc.	109,501	3,829
	Johnson & Johnson	60,300	3,561
	McKesson Corp.	52,200	3,506
	CIGNA Corp.	103,520	3,215
*	Humana Inc.	54,900	2,507
	UnitedHealth Group Inc.	65,900	1,872
	Eli Lilly & Co.	37,000	1,240
*	WellPoint Inc.	24,300	1,189
	Omnicare Inc.	48,720	1,155
*	Kinetic Concepts Inc.	25,100	916
	AmerisourceBergen Corp. Class A	24,700	784
*	Cephalon Inc.	13,200	749
*	Endo Pharmaceuticals Holdings Inc.	32,800	716
*	Life Technologies Corp.	14,200	671
	Bristol-Myers Squibb Co.	25,400	633
*	Community Health Systems Inc.	15,500	524
*	Coventry Health Care Inc.	24,010	424
*	Amgen Inc.	7,400	389
*	Mylan Inc.	21,500	366
*	Amedisys Inc.	7,400	325
*	Kindred Healthcare Inc.	21,800	280
*	King Pharmaceuticals Inc.	30,400	231
*	Universal American Corp.	15,800	228

* LifePoint Hospitals Inc.	6,900	217
Invacare Corp.	8,800	183
* Par Pharmaceutical Cos. Inc.	2,200	57
* Tenet Healthcare Corp.	12,700	55
Medicis Pharmaceutical Corp. Class A	2,300	50
PerkinElmer Inc.	2,300	48
* Conmed Corp.	2,127	40
* Kendle International Inc.	3,400	39
Cantel Medical Corp.	2,200	37
* Medical Action Industries Inc.	1,900	23
* Hi-Tech Pharmacal Co. Inc.	700	16
* Affymetrix Inc.	2,000	12
* NovaMed Inc.	1,100	9
* Cambrex Corp.	1,600	5
* Allied Healthcare International Inc.	1,500	3
		45,825
Industrials (7.9%)
General Electric Co.	627,540	9,049
L-3 Communications Holdings Inc.	39,500	2,798
CSX Corp.	34,100	1,692
* Oshkosh Corp.	48,600	1,514
Northrop Grumman Corp.	26,400	1,437
Boeing Co.	20,678	1,298
Raytheon Co.	25,300	1,224
FedEx Corp.	16,900	1,185
General Dynamics Corp.	20,000	1,171
Ryder System Inc.	28,600	1,151
Timken Co.	43,500	1,131
* EMCOR Group Inc.	48,400	1,121
* Alaska Air Group Inc.	24,650	1,108
* Owens Corning	24,600	736
SPX Corp.	13,600	718
Joy Global Inc.	14,100	706
Cummins Inc.	10,500	684
United Technologies Corp.	9,200	597
Skywest Inc.	45,500	556
RR Donnelley & Sons Co.	32,000	524
* Atlas Air Worldwide Holdings Inc.	10,200	485
* Avis Budget Group Inc.	46,100	453
KBR Inc.	21,400	435
Deluxe Corp.	21,600	405
Watts Water Technologies Inc. Class A	11,130	319
Union Pacific Corp.	4,100	285
* Thomas & Betts Corp.	8,200	285
Aircastle Ltd.	32,400	254
* Genco Shipping & Trading Ltd.	16,400	246
Southwest Airlines Co.	21,100	234
* URS Corp.	5,900	232
Briggs & Stratton Corp.	12,000	204
* Esterline Technologies Corp.	4,200	199
* EnerSys	8,900	190
Standex International Corp.	7,000	177
Pitney Bowes Inc.	7,300	160
Federal Signal Corp.	25,680	155
Comfort Systems USA Inc.	15,780	152
Ducommun Inc.	6,200	106
* Fushi Copperweld Inc.	11,303	93

* Armstrong World Industries Inc.	2,700	82
International Shipholding Corp.	3,600	80
* Sterling Construction Co. Inc.	5,900	76
* Tutor Perini Corp.	4,400	73
Crane Co.	2,244	68
Ampco-Pittsburgh Corp.	2,700	56
* ATC Technology Corp.	3,200	52
* LMI Aerospace Inc.	2,700	43
Kimball International Inc. Class B	6,621	37
* Willis Lease Finance Corp.	3,169	29
* Dollar Thrifty Automotive Group Inc.	655	28
* United Capital Corp.	964	24
VSE Corp.	600	19
Lawson Products Inc.	1,000	17
Miller Industries Inc.	1,100	15
* Air Transport Services Group Inc.	3,030	14
* Herley Industries Inc.	1,000	14
Preformed Line Products Co.	200	6
		36,202
Information Technology (7.4%)
Hewlett-Packard Co.	130,800	5,661
Computer Sciences Corp.	115,900	5,244
* Micron Technology Inc.	323,249	2,744
Intel Corp.	100,600	1,957
* Lexmark International Inc. Class A	49,000	1,618
* Western Digital Corp.	39,540	1,193
* Ingram Micro Inc.	70,700	1,074
* EMC Corp.	54,100	990
CA Inc.	53,000	975
* eBay Inc.	47,700	935
Harris Corp.	22,200	925
* Seagate Technology	70,300	917
* Arrow Electronics Inc.	35,000	782
* Avnet Inc.	30,700	740
Fair Isaac Corp.	32,995	719
* Convergys Corp.	68,940	676
* Marvell Technology Group Ltd.	39,100	616
* Vishay Intertechnology Inc.	76,700	594
Microsoft Corp.	25,200	580
* Fairchild Semiconductor International Inc. Class A	63,900	537
Earthlink Inc.	59,100	470
* Unisys Corp.	25,070	464
* Advanced Micro Devices Inc.	54,900	402
* SanDisk Corp.	8,000	337
Black Box Corp.	11,013	307
* Teradata Corp.	9,600	293
* SYNNEX Corp.	11,000	282
United Online Inc.	48,824	281
International Business Machines Corp.	2,000	247
* Tech Data Corp.	5,300	189
* RF Micro Devices Inc.	46,800	183
* CSG Systems International Inc.	7,900	145
* Photronics Inc.	28,900	131
* Ciber Inc.	44,673	124
* Cogo Group Inc.	12,422	77
BGC Partners Inc. Class A	14,400	74
* OSI Systems Inc.	2,600	72

* Dynamics Research Corp.	5,200	53
* ePlus Inc.	2,200	38
* PC Connection Inc.	4,845	29
* Power-One Inc.	3,600	24
* China Security & Surveillance Technology Inc.	4,970	23
* PC Mall Inc.	5,000	20
* Anaren Inc.	1,015	15
* Pervasive Software Inc.	1,391	7
* Computer Task Group Inc.	700	5
		33,769
Materials (3.2%)
Eastman Chemical Co.	34,700	1,852
EI du Pont de Nemours & Co.	51,700	1,788
Ashland Inc.	33,610	1,560
Lubrizol Corp.	16,400	1,317
Dow Chemical Co.	36,900	875
Domtar Corp.	17,100	840
International Paper Co.	35,100	794
Freeport-McMoRan Copper & Gold Inc.	11,800	698
* Owens-Illinois Inc.	25,000	661
Sealed Air Corp.	32,700	645
* Buckeye Technologies Inc.	57,637	574
Cabot Corp.	22,100	533
* Clearwater Paper Corp.	8,566	469
* OM Group Inc.	16,800	401
Innophos Holdings Inc.	9,700	253
* Ferro Corp.	32,000	236
* Solutia Inc.	15,800	207
* Boise Inc.	31,600	173
* Spartech Corp.	16,300	167
* KapStone Paper and Packaging Corp.	14,400	160
Rock-Tenn Co. Class A	3,200	159
* Innospec Inc.	13,300	125
PH Glatfelter Co.	11,200	122
Stepan Co.	400	27
* Sutor Technology Group Ltd.	4,400	9
		14,645
Telecommunication Services (4.8%)
AT&T Inc.	427,910	10,351
CenturyLink Inc.	134,242	4,472
Verizon Communications Inc.	145,102	4,066
Qwest Communications International Inc.	495,300	2,600
Consolidated Communications Holdings Inc.	17,400	296
* Premiere Global Services Inc.	8,276	52
* SureWest Communications	5,147	33
		21,870
Utilities (5.1%)
DTE Energy Co.	91,500	4,173
NiSource Inc.	193,010	2,799
Ameren Corp.	97,100	2,308
Exelon Corp.	44,900	1,705
Oneok Inc.	34,972	1,513
* NRG Energy Inc.	70,910	1,504
Public Service Enterprise Group Inc.	34,800	1,090
Entergy Corp.	13,600	974
Southern Co.	24,200	805
Constellation Energy Group Inc.	22,400	722

* Mirant Corp.			62,300	658
Dominion Resources Inc.			16,600	643
* AES Corp.			68,800	636
CMS Energy Corp.			42,600	624
Edison International			17,200	546
National Fuel Gas Co.			11,500	528
Atmos Energy Corp.			18,400	497
NorthWestern Corp.			17,700	464
Integrys Energy Group Inc.			10,100	442
Unisource Energy Corp.			12,822	387
Duke Energy Corp.			17,400	278
CenterPoint Energy Inc.			3,300	43
				23,339
Total Common Stocks (Cost $464,820)				440,202
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.2%)[1]
Money Market Fund (3.3%)
[2,3] Vanguard Market Liquidity Fund	0.286%		14,958,516	14,959

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
[4,5] Freddie Mac Discount Notes	0.350%	8/3/10	10	10
[4,5] Freddie Mac Discount Notes	0.350%	8/23/10	15	15
[4,5] Freddie Mac Discount Notes	0.245%	9/21/10	4,000	3,998
[4,5] Freddie Mac Discount Notes	0.321%	10/25/10	60	60
				4,083
Total Temporary Cash Investments (Cost $19,041)				19,042
Total Investments (100.8%) (Cost $483,861)				459,244
Other Assets and Liabilities-Net (-0.8%)[3]				(3,695)
Net Assets (100%)				455,549

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $33,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $43,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,083,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that

U.S. Value Fund

fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
E-mini S&P 500 Index	Sept 2010	15	770	(39)
S&P 500 Index	Sept 2010	55	14,116	(389)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	440,202	—	—
Temporary Cash Investments	14,959	4,083	—
Futures Contracts—Liabilities[1]	(127)	—	—
Total	455,034	4,083	—
1 Represents variation margin on the last day of the reporting period.

U.S. Value Fund

D. At June 30, 2010, the cost of investment securities for tax purposes was $483,861,000. Net unrealized depreciation of investment securities for tax purposes was $24,617,000, consisting of unrealized gains of $39,444,000 on securities that had risen in value since their purchase and $64,061,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (10.8%)
1 Buck Holdings LP Private Placement Shares	4,130,622	9,313
* Eastman Kodak Co.	2,122,710	9,213
* TRW Automotive Holdings Corp.	292,200	8,056
Brunswick Corp.	526,330	6,542
Johnson Controls Inc.	178,870	4,806
Comcast Corp. Class A	253,100	4,396
* Apollo Group Inc. Class A	95,230	4,044
* Dana Holding Corp.	370,920	3,709
Volkswagen AG Prior Pfd.	36,747	3,225
Lowe's Cos. Inc.	154,500	3,155
Thomas Cook Group PLC	1,105,373	2,926
Target Corp.	51,200	2,518
Virgin Media Inc.	124,000	2,070
MDC Holdings Inc.	68,700	1,852
News Corp. Class A	135,290	1,618
* Ford Motor Co.	148,910	1,501
* priceline.com Inc.	8,470	1,495
* Pulte Group Inc.	73,560	609
		71,048
Consumer Staples (3.4%)
Archer-Daniels-Midland Co.	283,700	7,325
Molson Coors Brewing Co. Class B	165,700	7,019
Kraft Foods Inc.	90,600	2,537
Japan Tobacco Inc.	798	2,483
Sysco Corp.	71,000	2,028
Chaoda Modern Agriculture Holdings Ltd.	1,102,816	1,076
		22,468
Energy (14.3%)
Consol Energy Inc.	512,710	17,309
Anadarko Petroleum Corp.	336,990	12,162
Canadian Natural Resources Ltd.	232,900	7,739
Chevron Corp.	104,200	7,071
Noble Energy Inc.	116,200	7,010
* Weatherford International Ltd.	458,400	6,023
* Cobalt International Energy Inc.	801,480	5,971
Massey Energy Co.	172,390	4,715
Cameco Corp.	214,120	4,557
* Southwestern Energy Co.	85,800	3,315
Tsakos Energy Navigation Ltd.	208,200	2,950
Chesapeake Energy Corp.	137,600	2,883
Noble Corp.	87,000	2,689
Cabot Oil & Gas Corp.	77,932	2,441
SBM Offshore NV	163,518	2,339
Frontline Ltd.	71,293	2,035
Apache Corp.	20,700	1,743
* Alpha Natural Resources Inc.	42,487	1,439
		94,391

Financials (22.0%)
	Wells Fargo & Co.	1,012,260	25,914
	Bank of America Corp.	1,332,367	19,146
*	UBS AG	1,022,260	13,543
	Unum Group	422,600	9,170
	Reinsurance Group of America Inc. Class A	185,600	8,484
	ACE Ltd.	148,500	7,645
	Ameriprise Financial Inc.	207,100	7,483
	Barclays PLC	1,346,555	5,375
	Everest Re Group Ltd.	74,400	5,262
*	UBS AG	378,040	4,998
*	MGIC Investment Corp.	607,470	4,185
	Principal Financial Group Inc.	174,500	4,090
	Fidelity National Financial Inc. Class A	304,200	3,952
	Iguatemi Empresa de Shopping Centers SA	179,400	3,136
	Goldman Sachs Group Inc.	23,680	3,108
	JPMorgan Chase & Co.	83,600	3,061
	Platinum Underwriters Holdings Ltd.	80,200	2,910
	Radian Group Inc.	366,470	2,653
*	TD Ameritrade Holding Corp.	160,800	2,460
	White Mountains Insurance Group Ltd.	6,300	2,042
*	PMI Group Inc.	692,720	2,002
	Bank of New York Mellon Corp.	68,000	1,679
	Solar Capital Ltd.	75,701	1,458
	Hartford Financial Services Group Inc.	58,740	1,300
			145,056
Health Care (13.8%)
	UCB SA	529,774	16,637
	Pfizer Inc.	748,520	10,674
*	Gilead Sciences Inc.	305,610	10,476
*	Elan Corp. PLC ADR	1,894,490	8,525
	Roche Holding AG	53,860	7,413
*	Amgen Inc.	121,500	6,391
*	St. Jude Medical Inc.	132,000	4,764
*,^ Novavax Inc.		2,180,400	4,732
	Medtronic Inc.	110,900	4,022
*	King Pharmaceuticals Inc.	469,730	3,565
*	Alkermes Inc.	276,200	3,439
	CIGNA Corp.	91,500	2,842
	Daiichi Sankyo Co. Ltd.	143,340	2,561
	Pharmaceutical Product Development Inc.	95,200	2,419
	UnitedHealth Group Inc.	63,000	1,789
*	Arena Pharmaceuticals Inc.	271,600	834
			91,083
Industrials (12.4%)
*	Delta Air Lines Inc.	1,162,765	13,663
*	UAL Corp.	534,870	10,997
	Ingersoll-Rand PLC	182,840	6,306
*	Navistar International Corp.	98,200	4,831
	Pentair Inc.	137,000	4,411
	Honeywell International Inc.	108,900	4,250
	United Parcel Service Inc. Class B	69,000	3,925
	AMETEK Inc.	94,700	3,802
	General Dynamics Corp.	60,100	3,520
	Barnes Group Inc.	170,600	2,796
	Steelcase Inc. Class A	352,900	2,735
*	Moog Inc. Class A	78,900	2,543

* Terex Corp.	130,300	2,442
Lockheed Martin Corp.	32,700	2,436
All America Latina Logistica SA	309,300	2,418
* AirAsia Bhd.	6,187,490	2,376
Herman Miller Inc.	109,000	2,057
Nippon Yusen KK	449,630	1,639
General Electric Co.	113,300	1,634
Mitsui & Co. Ltd.	132,030	1,540
PACCAR Inc.	36,260	1,446
* WESCO International Inc.	5,940	200
		81,967
Information Technology (13.5%)
* eBay Inc.	774,130	15,181
* Apple Inc.	38,700	9,734
QUALCOMM Inc.	210,610	6,916
Oracle Corp.	299,760	6,433
Western Union Co.	369,700	5,512
* Monster Worldwide Inc.	460,560	5,365
* Arrow Electronics Inc.	201,200	4,497
* Flextronics International Ltd.	747,680	4,187
* Cisco Systems Inc.	190,200	4,053
* CACI International Inc. Class A	91,000	3,866
* Micron Technology Inc.	436,580	3,707
Microsoft Corp.	160,700	3,698
Corning Inc.	210,700	3,403
* Research In Motion Ltd.	60,560	2,983
* Avnet Inc.	89,100	2,148
Paychex Inc.	76,500	1,987
* Varian Semiconductor Equipment Associates Inc.	65,100	1,866
* Rovi Corp.	48,410	1,835
* Cadence Design Systems Inc.	249,130	1,442
		88,813
Materials (7.2%)
Mosaic Co.	242,520	9,453
Vulcan Materials Co.	133,600	5,856
Methanex Corp.	276,360	5,442
Xstrata PLC	353,980	4,635
Freeport-McMoRan Copper & Gold Inc.	66,070	3,907
* African Barrick Gold Ltd.	386,207	3,661
Teck Resources Ltd. Class B	100,090	2,961
Dow Chemical Co.	122,300	2,901
* Owens-Illinois Inc.	105,400	2,788
Monsanto Co.	51,580	2,384
HeidelbergCement AG	42,662	2,016
Cliffs Natural Resources Inc.	30,066	1,418
		47,422
Utilities (1.8%)
Entergy Corp.	104,500	7,484
NV Energy Inc.	380,100	4,489
		11,973
Total Common Stocks (Cost $689,502)		654,221

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.286%		2,513,700	2,514

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreements (1.0%)
Credit Suisse Securities (USA) LLC (Dated
6/30/10, Repurchase value $5,300,000,
collateralized by Federal National Mortgage
Assn. 4.500% - 6.500%, 3/1/16 – 9/1/39)	0.050%	7/1/10	5,300	5,300
Deutsche Bank Securities, Inc. (Dated
6/30/10, Repurchase value $1,100,000,
collateralized by Government National
Mortgage Assn. 0.884%, 7/20/58)	0.050%	7/1/10	1,100	1,100
				6,400
Total Temporary Cash Investments (Cost $8,914)				8,914
Total Investments (100.6%) (Cost $698,416)				663,135
Other Assets and Liabilities-Net (-0.6%)[3]				(3,857)
Net Assets (100%)				659,278

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,818,000.
1 Restricted security represents 1.4% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,514,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Capital Value Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	571,462	73,446	9,313
Temporary Cash Investments	2,514	6,400	—
Total	573,976	79,846	9,313

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of September 30, 2009	9,815
Transfers out of Level 3	(4,653)
Change in Unrealized Appreciation (Depreciation)	4,151
Balance as of June 30, 2010	9,313

D. At June 30, 2010, the cost of investment securities for tax purposes was $698,414,000. Net unrealized depreciation of investment securities for tax purposes was $35,279,000, consisting of unrealized gains of $43,160,000 on securities that had risen in value since their purchase and $78,439,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 23, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.